Acquisitions and Disposals - 2019 Acquisitions - Additional Information (Detail) € in Millions, £ in Millions, $ in Billions	5 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£) Acquisition	Dec. 31, 2017 GBP (£) Acquisition	Jul. 31, 2019 GBP (£)	Jan. 22, 2019 GBP (£)	Jan. 22, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration value			£ 104.0
Fair value assets	£ 14,828.0	£ 14,828.0	14,828.0		£ 12,402.0
Cash investment in associates and joint ventures			27.0			£ 15.0
Goodwill	10,562.0	10,562.0	10,562.0		5,789.0	5,734.0
Profit (loss) of acquiree since acquisition date		0.0
Total profit on disposal			201.0
Goodwill recognised							£ 3.9
Recognition of interest in Consumer Healthcare Joint Venture			14,969.0
Embedded Derivative [member]
Disclosure of detailed information about business combination [line items]
Fair value assets	240.0	240.0	240.0		100.0
Pfizer's Consumer Health Business [member
Disclosure of detailed information about business combination [line items]
Goodwill	3,854.0	3,854.0	3,854.0
Additional Estimated Group Turnover Before Business Acquisition			1,500.0
Revenue of acquiree since acquisition date	1,200.0
Holding of non controlling interest in subsidiary company	3,577.0	3,577.0	£ 3,577.0
Pfizer's Consumer Health Business [member | GSK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture			68.00%	68.00%
GSK consumer health care [member]
Disclosure of detailed information about business combination [line items]
Recognition of interest in Consumer Healthcare Joint Venture			£ 6,887.0
Pfizer [member] | Pfizer's Consumer Health Business [member | GSK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture			32.00%	32.00%
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration						342.0
Deferred consideration receivable						86.0
Cash consideration						6.0
2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration					£ 2.0
Investment associates and joint ventures [member]
Disclosure of detailed information about business combination [line items]
Forward foreign exchange contracts value			£ 1,700.0
Further contract value of net investment hedges			£ 600.0
Disposal groups classified as held for sale [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership			72.50%	72.50%
Disposal groups classified as held for sale [member] | Other disposals of assets [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership			133.80%	133.80%
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash consideration received				€ 11		£ 198.0
2018 Acquisition [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition					0
2017 acquisition [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition						0
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | Other disposals of assets [member]
Disclosure of detailed information about business combination [line items]
Total consideration value			£ 3,100.0
Tesaro, Inc.[member]
Disclosure of detailed information about business combination [line items]
Goodwill	£ 1,169.0	1,169.0	1,169.0
Percentage acquired								100.00%	100.00%
Cash consideration								£ 3,900.0	$ 5.0
Revenue of acquiree since acquisition date		£ 200.0
Transaction costs paid			£ 31.0